Property and Equipment - Property and Equipment - Net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment-gross	$ 33,259		$ 32,169
Less: accumulated depreciation	(19,658)		(13,782)
Property, Plant and Equipment, Net, Total	13,601		18,387
Depreciation and amortization expense	6,525	$ 5,754
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment-gross	13,502		13,358
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment-gross	895		895
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,089		1,089
Tooling
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,823		1,823
Software
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,235		954
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment-gross	13,870		13,880
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment-gross	845		$ 170
PPE not including acquired technology or capitalized software
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 5,900	$ 5,300